LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2024	Nov. 30, 2023
Leases
Operating lease, term of contract				12 months	12 months
Rent expense	$ 132,581	$ 141,315	$ 101,000